ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		$ 13,703	$ 12,437	$ 15,051	$ 11,249	$ 11,742	$ 11,222
Other financial assets		29,968		25,887
Accounts receivable and other		31,929		30,218
Inventory		9,259		8,458
Assets classified as held for sale		19,716		10,291
Equity accounted investments		72,179		68,310
Investment properties		90,910		103,665
Property, plant and equipment		155,640		153,019
Intangible assets		39,946		36,072
Goodwill		38,664		35,730
Deferred income tax assets		4,154		3,723
Accounts payable and other		(56,509)		(55,502)
Liabilities associated with assets classified as held for sale		(9,423)		(4,721)
Deferred income tax liabilities		(24,462)		(25,267)
Subsidiary equity obligations		(3,395)		(4,759)
Net Assets Before Common Equity in Managed Investments		412,279		400,175
Common Equity in Managed Investments		0		0
Corporation's Capital		412,279		400,175
Financial liabilities		300,707		285,251
Non-recourse borrowings of managed entities		235,661		220,560
Equity		161,645		165,383	167,564
Non-controlling interest - preferred equity		230		230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,973		14,232
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity		115,049		119,406	122,229
Non-controlling interest - preferred equity		115,049		119,406
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103		4,103	4,103
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ 42,493	42,493		41,874	$ 41,232
Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103		4,103
The Corporation
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		113		820
Other financial assets		1,738		1,234
Accounts receivable and other		3,234		3,092
Inventory		0		0
Assets classified as held for sale		0		0
Equity accounted investments		2,278		2,488
Investment properties		18		16
Property, plant and equipment		107		113
Intangible assets		84		85
Goodwill		0		0
Deferred income tax assets		406		342
Accounts payable and other		(4,422)		(3,368)
Liabilities associated with assets classified as held for sale		0		0
Deferred income tax liabilities		(199)		(530)
Subsidiary equity obligations		0		0
Net Assets Before Common Equity in Managed Investments		3,357		4,292
Common Equity in Managed Investments		58,442		56,147
Corporation's Capital		61,799		60,439
Non-recourse borrowings of managed entities		0		0
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,973		14,232
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		230		230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		42,493		41,874
The Corporation | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103		4,103
Managed Investments
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		13,590		14,231
Other financial assets		28,230		24,653
Accounts receivable and other		30,426		28,281
Inventory		9,259		8,458
Assets classified as held for sale		19,716		10,291
Equity accounted investments		69,901		65,822
Investment properties		90,892		103,649
Property, plant and equipment		155,533		152,906
Intangible assets		39,862		35,987
Goodwill		38,664		35,730
Deferred income tax assets		3,748		3,381
Accounts payable and other		(53,818)		(53,289)
Liabilities associated with assets classified as held for sale		(9,423)		(4,721)
Deferred income tax liabilities		(24,263)		(24,737)
Subsidiary equity obligations		(3,395)		(4,759)
Net Assets Before Common Equity in Managed Investments		408,922		395,883
Common Equity in Managed Investments		0		0
Corporation's Capital		408,922		395,883
Non-recourse borrowings of managed entities		235,661		220,560
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		0		0
Managed Investments | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		114,819		119,176
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		58,442		56,147
Managed Investments | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		0		0
Elimination
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		0		0
Other financial assets		0		0
Accounts receivable and other		(1,731)		(1,155)
Inventory		0		0
Assets classified as held for sale		0		0
Equity accounted investments		0		0
Investment properties		0		0
Property, plant and equipment		0		0
Intangible assets		0		0
Goodwill		0		0
Deferred income tax assets		0		0
Accounts payable and other		1,731		1,155
Liabilities associated with assets classified as held for sale		0		0
Deferred income tax liabilities		0		0
Subsidiary equity obligations		0		0
Net Assets Before Common Equity in Managed Investments		0		0
Common Equity in Managed Investments		(58,442)		(56,147)
Corporation's Capital		(58,442)		(56,147)
Non-recourse borrowings of managed entities		0		0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		0		0
Elimination | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		0		0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		(58,442)		(56,147)
Elimination | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		$ 0		$ 0